OTHER PAYABLES (Schedule of Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Employees and payroll accruals	$ 1,621	$ 1,566
Current maturities of IIA grants	57	49
Related parties	324	295
Deferred revenues	131	122
Other	49	28
Other payables	$ 2,182	$ 2,060